INCOME TAXES - Net (loss) income before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Net (loss) income before income tax from Chinese Mainland operations	¥ 237,462	¥ (25,325)	¥ (480,479)
Net income (loss) before income tax from operations in other tax jurisdictions	229,253	(75,921)	5,169
Total net (loss) income before income tax	¥ 466,715	¥ (101,246)	¥ (475,310)